UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2025

Date of reporting period: April 30, 2025

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund

LSV Global Managed Volatility Fund

Institutional Class Shares - LSVFX

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about Institutional Class Shares of the LSV Global Managed Volatility Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.lsvasset.com/global-managed-volatility-fund/. You can also request this information by contacting us at 888-386-3578.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LSV Global Managed Volatility Fund, Institutional Class Shares	$38	0.75%

Key Fund Statistics as of April 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$9,625	154	$-	6%

What did the Fund invest in?

Country WeightingsFootnote Reference*

United States 55.1%
Japan 6.9%
United Kingdom 4.0%
China 3.6%
France 3.3%
South Korea 2.9%
Canada 2.1%
Spain 2.0%
Singapore 1.9%
Switzerland 1.7%
Thailand 1.4%
Netherlands 1.4%
Repurchase Agreement 0.9%
Other Countries 11.2%

Value	Value
Other Countries	11.2%
Repurchase Agreement	0.9%
Netherlands	1.4%
Thailand	1.4%
Switzerland	1.7%
Singapore	1.9%
Spain	2.0%
Canada	2.1%
South Korea	2.9%
France	3.3%
China	3.6%
United Kingdom	4.0%
Japan	6.9%
United States	55.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Johnson & Johnson	1.9%
Bristol-Myers Squibb	1.8%
Comcast, Cl A	1.6%
Kroger	1.6%
Gilead Sciences	1.5%
Molson Coors Beverage, Cl B	1.5%
Amdocs	1.5%
AT&T	1.4%
Verizon Communications	1.4%
Altria Group	1.4%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  888-386-3578

  https://www.lsvasset.com/global-managed-volatility-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 888-386-3578 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

LSVFX-SAR-2025

The Advisors' Inner Circle Fund

LSV Global Managed Volatility Fund

Investor Class Shares - LVAFX

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about Investor Class Shares of the LSV Global Managed Volatility Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.lsvasset.com/global-managed-volatility-fund/. You can also request this information by contacting us at 888-386-3578.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LSV Global Managed Volatility Fund, Investor Class Shares	$51	1.00%

Key Fund Statistics as of April 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$9,625	154	$-	6%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Other Countries	11.2%
Repurchase Agreement	0.9%
Netherlands	1.4%
Thailand	1.4%
Switzerland	1.7%
Singapore	1.9%
Spain	2.0%
Canada	2.1%
South Korea	2.9%
France	3.3%
China	3.6%
United Kingdom	4.0%
Japan	6.9%
United States	55.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Johnson & Johnson	1.9%
Bristol-Myers Squibb	1.8%
Comcast, Cl A	1.6%
Kroger	1.6%
Gilead Sciences	1.5%
Molson Coors Beverage, Cl B	1.5%
Amdocs	1.5%
AT&T	1.4%
Verizon Communications	1.4%
Altria Group	1.4%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  888-386-3578

  https://www.lsvasset.com/global-managed-volatility-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 888-386-3578 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

LVAFX-SAR-2025

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

(a) The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

THE ADVISORS’ INNER CIRCLE FUND

Global Managed Volatility Fund

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

April 30, 2025

This information must be preceded or accompanied by a current prospectus. Investors should read the prospectus carefully before investing.

THE ADVISORS’ INNER CIRCLE FUND	LSV Global Managed Volatility Fund April 30, 2025

TABLE OF CONTENTS

Financial Statements (Form N-CSRS Item 7)
Schedule of Investments	1
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	10
Other Information (Form N-CSRS Items 8-11)	17

Schedule of Investments

April 30, 2025	(Unaudited)

LSV Global Managed Volatility Fund

	Shares	Value (000)
U.S. Common Stock (55.1%)
Communication Services (6.3%)
AT&T	4,900	$136
Comcast, Cl A	4,500	154
Electronic Arts	600	87
Fox	1,400	70
T-Mobile US	100	25
Verizon Communications	3,000	132
		604

Consumer Discretionary (3.3%)
Autoliv	500	47
eBay	1,900	130
H&R Block	1,700	103
Mattel*	2,300	37
		317

Consumer Staples (7.6%)
Altria Group	2,200	130
Archer-Daniels-Midland	800	38
Bunge Global	600	47
Campbell Soup	1,100	40
General Mills	1,300	74
Kraft Heinz	3,300	96
Kroger	2,100	152
Molson Coors Beverage, Cl B	2,500	143
WK Kellogg	475	9
		729

Energy (1.4%)
Chevron	300	41
ExxonMobil	900	95
		136

Financials (7.9%)
Bank of New York Mellon	1,500	120
Berkshire Hathaway, Cl B*	50	27
Employers Holdings	1,200	58
FS KKR Capital	2,200	44
Golub Capital BDC	3,200	46
Hartford Financial Services Group	900	110
MGIC Investment	3,200	80
New Mountain Finance	3,500	35
Old Republic International	3,000	112
Unum Group	1,000	78
Western Union	5,800	57
		767

Health Care (10.8%)
Bristol-Myers Squibb	3,400	171
Cardinal Health	500	70
CVS Health	1,200	80
Exelixis*	1,400	55
Gilead Sciences	1,400	148
Incyte*	700	44
Jazz Pharmaceuticals*	900	105

LSV Global Managed Volatility Fund

	Shares	Value (000)
Health Care (continued)
Johnson & Johnson	1,200	$187
McKesson	60	43
Merck	400	34
Pfizer	1,600	39
United Therapeutics*	200	61
		1,037

Industrials (3.8%)
Allison Transmission Holdings	1,000	92
CSG Systems International	800	48
Cummins	200	59
Lockheed Martin	200	96
Science Applications International	300	36
Snap-on	100	31
		362

Information Technology (9.9%)
Amdocs	1,600	142
Arrow Electronics*	800	89
Avnet	1,100	52
Cisco Systems	1,900	110
Cognizant Technology Solutions, Cl A	600	44
Dropbox, Cl A*	2,400	69
Gen Digital	2,600	67
Hewlett Packard Enterprise	4,300	70
HP	4,000	102
International Business Machines	500	121
Progress Software	800	48
TD SYNNEX	400	44
		958

Materials (2.0%)
Amcor	6,525	60
Glatfelter*	248	4
Graphic Packaging Holding	600	15
NewMarket	140	86
Sonoco Products	700	29
		194

Utilities (2.1%)
Entergy	600	50
Evergy	700	48
Eversource Energy	600	36
National Fuel Gas	900	69
		203

TOTAL U.S. COMMON STOCK
(Cost $4,916)		5,307

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2025	(Unaudited)

LSV Global Managed Volatility Fund

	Shares	Value (000)
Foreign Common Stock (42.4%)
Australia (0.7%)
Utilities (0.7%)
AGL Energy	10,200	$70

Austria (1.0%)
Financials (0.6%)
UNIQA Insurance Group	5,300	61

Industrials (0.4%)
ANDRITZ	500	36
Total Austria		97

Belgium (1.2%)
Consumer Staples (0.5%)
Colruyt Group NorthV	1,100	53

Financials (0.7%)
Ageas	1,000	63
Total Belgium		116

Brazil (0.5%)
Communication Services (0.5%)
Telefonica Brasil	10,400	51

Canada (2.1%)
Consumer Discretionary (0.5%)
Canadian Tire, Cl A	400	44
Consumer Staples (0.6%)
Loblaw	400	65
Financials (0.6%)
Canadian Imperial Bank of Commerce	1,000	63
Materials (0.4%)
Stella-Jones	700	34
Total Canada		206

China (3.6%)
Energy (0.7%)
China Shenhua Energy, Cl H	7,500	28
PetroChina, Cl H	52,000	40
		68

Financials (2.4%)
Bank of China, Cl H	224,000	125
Bank of Communications, Cl H	63,000	55
People's Insurance Group of China, Cl H	92,000	54
		234

LSV Global Managed Volatility Fund

	Shares	Value (000)
Industrials (0.5%)
CRRC	78,000	$48
Total China		350

Denmark (0.4%)
Consumer Staples (0.4%)
Scandinavian Tobacco Group	2,400	35

France (3.3%)
Communication Services (0.5%)
Orange	3,200	46
Consumer Discretionary (0.3%)
Cie Generale des Etablissements Michelin SCA	900	33
Consumer Staples (0.4%)
Carrefour	2,800	43
Energy (0.7%)
TotalEnergies	1,000	57
Health Care (0.5%)
Sanofi	400	44
Industrials (0.9%)
Bouygues	900	40
Societe BIC	800	52
		92
Total France		315

Germany (0.5%)
Communication Services (0.5%)
Deutsche Telekom	1,300	47

Hong Kong (0.4%)
Information Technology (0.4%)
VTech Holdings	5,500	37

Hungary (1.2%)
Communication Services (1.2%)
Magyar Telekom Telecommunications ADR	24,100	114

Isarel (0.5%)
Information Technology (0.5%)
Check Point Software Technologies*	200	44

Italy (0.9%)
Consumer Discretionary (0.4%)
Pirelli & C	7,500	47

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2025	(Unaudited)

LSV Global Managed Volatility Fund

	Shares	Value (000)

Energy (0.5%)
Eni	3,100	$44
Total Italy		91

Japan (6.9%)
Consumer Discretionary (0.8%)
Honda Motor	8,000	80

Consumer Staples (0.4%)
Mitsubishi Shokuhin	1,000	37

Financials (1.9%)
Japan Post Holdings	4,600	45
Japan Post Insurance	1,900	38
Mizuho Financial Group	1,300	33
Yamaguchi Financial Group	6,000	71
		187

Industrials (0.4%)
NIPPON EXPRESS HOLDINGS INC	2,400	43
Information Technology (2.5%)
Brother Industries	2,900	51
Canon	3,000	92
Citizen Watch	6,900	40
Seiko Epson	3,400	47
		230
Real Estate (0.9%)
AEON REIT Investment‡	40	35
Fukuoka REIT‡	40	44
		79
Total Japan		656

Malaysia (1.2%)
Financials (1.2%)
AMMB Holdings	54,000	65
RHB Bank	35,700	55
		120

Netherlands (1.4%)
Consumer Staples (0.6%)
Koninklijke Ahold Delhaize	1,300	53
Energy (0.8%)
Shell	2,400	78
Total Netherlands		131

Norway (0.4%)
Consumer Staples (0.4%)
Orkla	3,600	40

LSV Global Managed Volatility Fund

	Shares	Value (000)
Portugal (0.8%)
Materials (0.4%)
Navigator	10,100	$39

Utilities (0.4%)
REN - Redes Energeticas Nacionais SGPS	11,400	37
Total Portugal		76

Russia (–%)
Energy (–%)
LUKOIL PJSC(A),(B)	1,300	—

Singapore (1.9%)
Financials (1.4%)
DBS Group Holdings	1,780	58
United Overseas Bank	2,800	74
		132

Industrials (0.5%)
Jardine Cycle & Carriage	2,500	50
Total Singapore		182

South Korea (2.9%)
Communication Services (1.4%)
KT	800	29
SK Telecom	2,700	104
		133

Consumer Discretionary (0.3%)
Kia	400	25

Consumer Staples (0.4%)
KT&G	500	41

Financials (0.8%)
Industrial Bank of Korea	3,100	33
Samsung Card	1,200	35
Samsung Fire & Marine Insurance	50	13
		81
Total South Korea		280

Spain (2.0%)
Energy (0.4%)
Repsol	3,100	38

Industrials (0.6%)
Logista Integral	1,600	55

Information Technology (0.6%)
Indra Sistemas	1,800	57

Utilities (0.4%)
Endesa	1,300	39
Total Spain		189

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2025	(Unaudited)

LSV Global Managed Volatility Fund

	Shares	Value (000)
Sweden (0.6%)
Financials (0.6%)
Swedbank	2,400	$60

Switzerland (1.7%)
Financials (0.6%)
Valiant Holding	400	59

Health Care (1.1%)
Novartis	800	91
Sandoz Group	360	16
		107
Total Switzerland		166

Taiwan (0.9%)
Information Technology (0.9%)
Chicony Electronics	7,000	34
Chipbond Technology	17,000	34
Hon Hai Precision Industry	5,000	22
		90

Thailand (1.4%)
Financials (1.4%)
Kiatnakin Phatra Bank	27,300	41
Krung Thai Bank	145,600	95
		136

United Kingdom (4.0%)
Communication Services (0.5%)
BT Group, Cl A	19,500	45

Consumer Discretionary (0.3%)
Frasers Group*	3,800	34

Consumer Staples (2.0%)
British American Tobacco	1,300	57
Imperial Brands	1,900	78
Tesco	12,200	60
		195

Financials (0.9%)
HSBC Holdings	7,200	79

Health Care (0.3%)
GSK	1,600	31
Total United Kingdom		384

TOTAL FOREIGN COMMON STOCK
(Cost $3,426)		4,083

LSV Global Managed Volatility Fund

	Number of Warrants	Value (000)
Warrants (0.0%)*
Thailand (0.0%)
Kiatnakin Phatra Bank 01/03/2027*	2,275	$—

TOTAL WARRANTS
(Cost $–)		—

	Face Amount (000)
Repurchase Agreement (0.9%)
South Street Securities 4.000%, dated 04/30/2025, to be repurchased on 05/01/2025, repurchase price $89 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $51, 1.000% - 4.625%, 06/30/2026 – 05/15/2034; total market value $90)	$89	89

TOTAL REPURCHASE AGREEMENT
(Cost $89)		89

Total Investments – 98.4%
(Cost $8,431)		$9,479

Percentages are based on Net Assets of $9,625 (000).

*	Non-income producing security.

‡	Real Estate Investment Trust.

(A)	Security is Fair Valued.
(B)	Level 3 security in accordance with fair value hierarchy.

ADR — American Depositary Receipt

Cl — Class

PJSC — Public Joint Stock Company

REIT — Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2025	(Unaudited)

The following is a summary of the level of inputs used as of April 30, 2025, in valuing the Fund’s investments carried at value ($ 000):

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock
United States	$5,307	$–	$–		$5,307
Total Common Stock	5,307	–	–		5,307
Foreign Common Stock
Australia	–	70	–		70
Austria	–	97	–		97
Belgium	–	116	–		116
Brazil	51	–	–		51
Canada	206	–	–		206
China	–	350	–		350
Denmark	–	35	–		35
France	–	315	–		315
Germany	–	47	–		47
Hong Kong	–	37	–		37
Hungary	–	114	–		114
Isarel	44	–	–		44
Italy	–	91	–		91
Japan	–	656	–		656
Malaysia	–	120	–		120
Netherlands	–	131	–		131
Norway	–	40	–		40
Portugal	–	76	–		76
Russia	–	–	–	^	–	^
Singapore	–	182	–		182
South Korea	–	280	–		280
Spain	–	189	–		189
Sweden	–	60	–		60
Switzerland	–	166	–		166
Taiwan	–	90	–		90
Thailand	–	136	–		136
United Kingdom	214	170	–		384
Total Foreign Common Stock	515	3,568	–	^	4,083
Total Warrants	–	–	–		–
Total Repurchase Agreement	–	89	–		89
Total Investments in Securities	$5,822	$3,657	$–	^	$9,479

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

^	Includes Securities in which the fair value is $0 or has been rounded to $0.

Amounts designated as “—“ are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements

Statement of Assets and Liabilities (000)

April 30, 2025	(Unaudited)

	LSV Global Managed Volatility Fund
Assets:
Investments, at Value (Cost $8,431)	$9,479
Foreign Currency, at Value (Cost $88)	92
Dividends and Interest Receivable	34
Receivable due from Investment Adviser	3
Reclaims Receivable	15
Prepaid Expenses	11
Total Assets	9,634
Liabilities:
Payable due to Administrator	—
Payable due to Trustees	—
Payable due to Chief Compliance Officer	—
Other Accrued Expenses	9
Total Liabilities	9
Net Assets	$9,625
Net Assets Consist of:
Paid-in Capital	$8,231
Total Distributable Earnings	1,394
Net Assets	$9,625
Net Asset Value, Offering and Redemption Price Per Share —
Institutional Class Shares ($9,482 ÷ 890,388 shares)(1)	$10.65	*
Net Asset Value, Offering and Redemption Price Per Share —
Investor Class Shares ($143 ÷ 13,309 shares)(1)	$10.74	*

(1)	Shares have not been rounded.

*	Net Assets divided by Shares does not calculate to the stated NAV because Net Asset amounts are shown rounded.

Amounts designated as "—" are $0 or have been rounded to zero.

The accompanying notes are an integral part of the financial statements

Statement of Operations (000)

April 30, 2025	(Unaudited)

LSV Global Managed Volatility Fund
Investment Income:
Dividend Income	$185
Interest Income	1
Foreign Taxes Withheld	(10)
Total Investment Income	176
Expenses:
Investment Advisory Fees	28
Administration Fees	3
Transfer Agent Fees	18
Registration and Filing Fees	17
Custodian Fees	10
Printing Fees	6
Professional Fees	1
Insurance and Other Fees	2
Total Expenses	85
Less: Waiver of Investment Advisory Fees	(28)
Less: Reimbursement of Expenses from Investment Adviser	(21)
Less: Fees Paid Indirectly — (see Note 4)	(1)
Net Expenses	35
Net Investment Income	141
Net Realized Gain on Investments	258
Net Realized Gain	258
Net Change in Unrealized Appreciation on Investments	100
Net Change in Unrealized Appreciation on Foreign Currency Translation	5
Net Unrealized Gain	105
Net Realized and Unrealized Gain	363
Net Increase in Net Assets Resulting from Operations	$504

The accompanying notes are an integral part of the financial statements

Statements of Changes in Net Assets (000)

For the six months ended April 30, 2025 (Unaudited) and for the year ended October 31, 2024

	LSV Global Managed Volatility Fund
	11/1/2024 to 04/30/2025	11/1/2023 to 10/31/2024
Operations:
Net Investment Income	$141	$290
Net Realized Gain	258	1,038
Net Change in Unrealized Appreciation	105	1,183
Net Increase in Net Assets Resulting from Operations	504	2,511
Distributions
Institutional Class Shares	(1,263)	(1,764)
Investor Class Shares	(20)	(28)
Total Distributions	(1,283)	(1,792)
Capital Share Transactions:
Institutional Class Shares:
Issued	84	709
Reinvestment of Dividends and Distributions	1,263	1,764
Redeemed	(660)	(5,251)
Net Increase (Decrease) from Institutional Class Shares Transactions	687	(2,778)
Investor Class Shares:
Issued	3	59
Reinvestment of Dividends and Distributions	20	28
Redeemed	(35)	(120)
Net Decrease from Investor Class Shares Transactions	(12)	(33)
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions	675	(2,811)
Total Decrease in Net Assets	(104)	(2,092)
Net Assets:
Beginning of Period	9,729	11,821
End of Year/Period	$9,625	$9,729
Shares Transactions:
Institutional Class:
Issued	8	65
Reinvestment of Dividends and Distributions	123	167
Redeemed	(56)	(484)
Total Institutional Class Share Transactions	75	(252)
Investor Class:
Issued	—	5
Reinvestment of Dividends and Distributions	2	3
Redeemed	(3)	(11)
Total Investor Class Share Transactions	(1)	(3)
Net Increase (Decrease) in Shares Outstanding	74	(255)

Amounts designated as "—" are $0 or have been rounded to zero.

The accompanying notes are an integral part of the financial statements

Financial Highlights

For a share outstanding throughout each period.

For the six months ended April 30, 2025 (Unaudited) and for the years ended October 31

	Net Asset Value Beginning of Period	Net Investment Income(1)	Realized and Unrealized Gains (Losses)	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate‡

LSV Global Managed Volatility Fund
Institutional Class Shares
2025*	$11.73	$0.16	$0.36	$0.52	$(0.30)	$(1.30)	$(1.60)	$10.65	5.40%	$9,482	0.75%	1.83%	3.01%	6%
2024	10.90	0.30	2.17	2.47	(0.62)	(1.02)	(1.64)	11.73	24.97	9,562	0.75	1.76	2.68	18
2023	10.66	0.35	0.24	0.59	(0.28)	(0.07)	(0.35)	10.90	5.58	11,632	0.75	1.14	3.15	19
2022	11.68	0.35	(1.00)	(0.65)	(0.37)	–	(0.37)	10.66	(5.84)	32,476	0.75	1.25	3.13	15
2021	9.22	0.29	2.43	2.72	(0.26)	–	(0.26)	11.68	29.91	17,249	0.75	1.37	2.66	20
2020	11.36	0.26	(1.53)	(1.27)	(0.44)	(0.43)	(0.87)	9.22	(12.40)	14,915	0.75	1.39	2.68	24
Investor Class Shares
2025*	$11.80	$0.15	$0.36	$0.51	$(0.27)	$(1.30)	$(1.57)	$10.74	5.24%	$143	1.00%	2.07%	2.71%	6%
2024	10.95	0.26	2.20	2.46	(0.59)	(1.02)	(1.61)	11.80	24.68	167	1.00	2.01	2.36	18
2023	10.70	0.31	0.25	0.56	(0.24)	(0.07)	(0.31)	10.95	5.30	189	1.00	1.48	2.80	19
2022	11.73	0.33	(1.02)	(0.69)	(0.34)	–	(0.34)	10.70	(6.14)	192	1.00	1.49	2.95	15
2021	9.24	0.30	2.41	2.71	(0.22)	–	(0.22)	11.73	29.67	134	1.00	1.59	2.70	20
2020	11.38	0.24	(1.53)	(1.29)	(0.42)	(0.43)	(0.85)	9.24	(12.60)	111	1.00	1.63	2.43	24

*	For the six-month period ended April 30, 2025. All ratios for the period have been annualized.

†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡	Portfolio turnover rate is for the period indicated and has not been annualized.

(1)	Per share data calculated using average shares method.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

Notes to Financial Statements

April 30, 2025	(Unaudited)

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 27 funds. The financial statements herein are those of the LSV Global Managed Volatility Fund, a diversified Fund (the “Fund”). The Fund seeks long-term growth of capital by investing at least 40% of its assets in non-US companies. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Fund. The Fund is an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2025, the total market value of securities that were fair valued by the Committee were $0 (000) or 0.0% of Net Assets.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Fund’s administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser that such limits have been exceeded. In such event, the adviser makes the determination whether a Committee meeting should be called based on the information provided.

Notes to Financial Statements

April 30, 2025	(Unaudited)

The Fund uses Intercontinental Exchange Data Pricing & Reference Data, LLC (“ICE”) as a third party fair valuation vendor when the fair value trigger is met. ICE provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by ICE in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by ICE. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by ICE are not reliable, the Adviser contacts SEI Investments Global Fund Services (the “Administrator”) and may request that a meeting of the Committee be held. As of April 30, 2025, the total market value of securities valued in accordance with Fair Value Procedures were $3,568(000) or 37.1% of Net Assets. If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by ICE using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with The Adviser’s pricing procedures, etc.); and

Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e. the last three open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2025, the Fund did not incur any interest or penalties.

Notes to Financial Statements

April 30, 2025	(Unaudited)

Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statements of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Security Transactions and Investment Income— Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Investments in Real Estate Investment Trusts (REIT) — With respect to the Fund, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

Repurchase Agreements — In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated category by an NRSRO, as determined by the Adviser. Provisions of the repurchase agreements and procedures adopted by the Board require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (“MRA”) which permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund.

At April 30, 2025, the open repurchase agreements by counterparty which is subject to a MRA on a net payment basis is as follows (000):

Counterparty	Repurchase Agreement	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received(2)	Net Amount
State Street Securities	$89	$89	$—	$—

(1)	The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.

(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.

Foreign Currency Translation— The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Notes to Financial Statements

April 30, 2025	(Unaudited)

Expenses— Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or average daily net assets.

Classes— Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of average daily net assets.

Dividends and Distributions to Shareholders— Dividends from net investment income, if any, are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust other than the Chief Compliance Officer (“CCO”) as described below.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and reviewed by the Board.

4.	Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Fund, along with other series of the Trust advised by LSV Asset Management (the “Adviser”), and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six months ended April 30, 2025, the Fund incurred $2,729 for these services.

The Fund has adopted a distribution plan under Rule 12b-1 under the 1940 Act for Investor Class Shares that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. The maximum annual distribution fee for Investor Class Shares of the Fund is 0.25% annually of the average daily net assets. For the six months ended April 30, 2025, the Fund incurred $181 of distribution fees.

SS&C Global Investor & Distribution Solutions, Inc. serves as transfer agent and dividend disbursing agent for the Fund under the transfer agency agreement with the Trust. During the six months ended April 30, 2025, the Fund earned $1,257 in cash management credits which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

5. Investment Advisory Agreement:

The Trust and the Adviser are parties to an Investment Advisory Agreement, under which the Adviser receives an annual fee equal to 0.60% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive its fee (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit the Fund’s total operating expenses after fee waivers and/or expense reimbursements to a maximum of 0.75% and 1.00% of the Fund’s Institutional Class and Investor Class Shares’ average daily net assets, respectively, through February 28, 2026. Refer to waiver of investment advisory fees on the Statement of Operations for fees waived for the six months ended April 30, 2025.

6. Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six months ended April 30, 2025, were as follows (000):

Purchases	$581
Sales	$1,132

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in capital, as appropriate, in the period that the differences arise.

The permanent differences primarily consist of foreign currency translations, investments in passive foreign investment companies (PFICs) and reclassification of long term capital gain distribution on REITs. There are no permanent differences that are credited or charged to Paid-in Capital and Distributable Earnings (Accumulated Losses) as of October 31, 2024.

Notes to Financial Statements

April 30, 2025	(Unaudited)

The tax character of dividends and distributions paid during the years ended October 31, 2024 and 2023 was as follows (000):

	Ordinary Income	Long-Term Capital Gain	Total
2024	$942	$850	$1,792
2023	775	196	971

As of October 31, 2024, the components of distributable earnings (accumulated losses) on a tax basis were as follows (000):

Undistributed Ordinary Income	$338
Undistributed Long-Term Capital Gain	912
Other Temporary Differences	(3)
Unrealized Appreciation	926
Total Distributable Earnings	$2,173

Capital loss carryforward rules allow for a Registered Investment Company (“RIC”) to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term. The Fund had no capital loss carryforwards at October 31, 2024. During the year ended October 31, 2024, $0 (000) of capital loss carryforwards were utilized to offset capital gains.

The total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2025, were as follows (000):

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
$8,431	$1,690	$(642)	$1,048

8. Concentration of Risks:

Since the Fund purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Although the Fund seeks to manage volatility within its portfolio, there is no guarantee that the Fund will be successful. Securities in the Fund’s portfolio may be subject to price volatility, and the Fund’s share price may not be any less volatile than the market as a whole and could be more volatile. The Adviser’s determinations/expectations regarding volatility may be incorrect or inaccurate, which may also adversely affect the Fund’s actual volatility. The Fund also may underperform other funds with similar investment objectives and strategies. The Fund may provide protection in volatile markets by potentially curbing or mitigating the risk of loss in declining equity markets, but the Fund’s opportunity to achieve returns when the equity markets are rising may also be limited. In general, the greater the protection against downside loss, the lesser the Fund’s opportunity to participate in the returns generated by rising equity markets; however, there is no guarantee that the Fund will be successful in protecting the value of its portfolio in down markets.

Investing in foreign companies, including direct investments and through Depositary Receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency, the value of which may be influenced by currency exchange rates and exchange control regulations. Changes in the value of a currency compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While Depositary Receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in Depositary Receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Notes to Financial Statements

April 30, 2025	(Unaudited)

The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that provide military or economic support to Russia. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that a Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund's ability to price, buy, sell, receive or deliver such investments may be impaired. In addition, any exposure that a Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund's investments. The extent and duration of military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict. These events have resulted in, and could continue to result in, significant market disruptions, including in certain industries or sectors such as the oil and natural gas markets, and may further strain global supply chains and negatively affect inflation and global growth. These and any related events could significantly impact a Fund's performance and the value of an investment in a Fund beyond any direct exposure a Fund may have to Russian issuers or issuers in other countries affected by the invasion.

As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

The medium- and smaller-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these medium- and small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, medium- and small-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Since the Fund pursues a “value style” of investing, if the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

9. Concentration of Shareholders:

At April 30, 2025, 93% of total shares outstanding for the Institutional Class Shares were held by three record shareholders owning 10% or greater of the aggregate total shares outstanding. At April 30, 2025, 93% of total shares outstanding for the Investor Class Shares were held by two record shareholders owning 10% or greater of the aggregate total shares outstanding. These were comprised mostly of omnibus accounts which were held on behalf of various individual shareholders.

10. Indemnifications:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Notes to Financial Statements

April 30, 2025	(Unaudited)

11. Recent Accounting Pronouncement:

In this reporting period, the Fund adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – “Improvements to Reportable Segment Disclosures” (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s investment manager acts as the Fund’s CODM. The CODM has determined that the Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s single investment objective which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

12. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11) (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

No remuneration was paid by the company during the period covered by the report to any Officers of the Trust, other than as disclosed as part of the financial statements included above in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on February 25–26, 2025 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11) (Unaudited)

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Fund and the Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fee to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangement with the Fund.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11) (Unaudited)

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Trust:
The Advisors' Inner Circle Fund

Fund:
LSV Global Managed Volatility Fund

Adviser:
LSV Asset Management

Distributor:
SEI Investments Distribution Co.

Administrator:
SEI Investments Global Fund Services

Legal Counsel:
Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm:
Ernst & Young LLP

LSV-SA-009-1100

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: July 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: July 7, 2025

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: July 7, 2025